Stock Split (Details Narrative) (USD $)	0 Months Ended
	Jun. 22, 2010	Dec. 31, 2013	Dec. 31, 2012
Reverse stock split	4 for 1 stock split
Common stock par value		$ 1.00	$ 1.00
Maximum [Member]
Common stock par value	$ 1.50
Minimum [Member]
Common stock par value	$ 1.00